Off-Balance Sheet Arrangements, Commitments And Contingencies - Litigation (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Financial instruments with off-balance sheet risk
1 year of less	$ 162,153	$ 151,979
More than 1 year but less than 3 years	179,786	175,915
3 years or more but less than 5 years	99,475	95,336
5 years or more	75,576	89,667
Total	516,990	512,897
Commitments to Extend Credit [Member]
Financial instruments with off-balance sheet risk
1 year of less	158,446	140,088
More than 1 year but less than 3 years	179,717	175,524
3 years or more but less than 5 years	99,475	95,336
5 years or more	75,576	89,667
Total	513,214	500,615
Unused lines of Credit [Member]
Financial instruments with off-balance sheet risk
1 year of less	3,707	11,891
More than 1 year but less than 3 years	69	391
Total	$ 3,776	$ 12,282